CREDIT FACILITIES (Details) $ in Thousands	May 14, 2015 USD ($) installment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
CREDIT FACILITIES
Total Credit Facilities		$ 192,000	$ 191,750
Deferred financing fees, net of accumulated amortization		(2,690)	(3,501)
Total credit facilities, net of deferred financing fees		189,310	188,249
Borrowing base	$ 67,000
Number of monthly installment | installment	5
Bottom of range
CREDIT FACILITIES
Current ratio	1.0
Interest coverage ratio	2.0
Asset coverage ratio, consisting of PV9% to Total Debt	1.50
Top of range
CREDIT FACILITIES
Leverage ratio	4.0
Revolving facility
CREDIT FACILITIES
Total Credit Facilities		67,000	66,750
Maximum borrowing capacity	$ 300,000
Term of credit facility	5 years
Revolving facility | LIBOR | Bottom of range
CREDIT FACILITIES
Adjustment to interest rate basis	2.00%
Revolving facility | LIBOR | Top of range
CREDIT FACILITIES
Adjustment to interest rate basis	3.00%
Term loan
CREDIT FACILITIES
Total Credit Facilities	$ 125,000	$ 125,000	$ 125,000
Term of credit facility	5 years 6 months
Term loan | LIBOR | Bottom of range
CREDIT FACILITIES
Interest rate	8.00%
Term loan | LIBOR | Top of range
CREDIT FACILITIES
Adjustment to interest rate basis	7.00%